High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (0.4%)	Shares/ Par +	Value $ (000’s)

Communications (0.1%)
iHeartMedia, Inc. *	22,266	557

Total		557

Energy (0.3%)
Superior Energy Services, Inc. *,Æ	60,602	2,666

Total		2,666

Materials (0.0%)
Hexion Holdings Corp. *	20,667	455

Total		455

Total Common Stocks (Cost: $2,616)		3,678

Corporate Bonds (98.2%)

Basic Materials (4.3%)
Ashland LLC
3.375%, 9/1/31 144A	925,000	933
Axalta Coating Systems LLC
3.375%, 2/15/29 144A	625,000	608
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding
4.750%, 6/15/27 144A	350,000	365
Clearwater Paper Corp.
4.750%, 8/15/28 144A	150,000	154
5.375%, 2/1/25 144A	2,625,000	2,828
Cleveland-Cliffs, Inc.
4.625%, 3/1/29 144A	1,900,000	1,940
4.875%, 3/1/31 144A	2,225,000	2,297
Coeur Mining, Inc.
5.125%, 2/15/29 144A	1,500,000	1,440
Compass Minerals International, Inc.
4.875%, 7/15/24 144A	2,225,000	2,317
6.750%, 12/1/27 144A	1,425,000	1,512
Diamond BC BV
4.625%, 10/1/29 144A	550,000	558
Element Solutions, Inc.
3.875%, 9/1/28 144A	1,650,000	1,667
Freeport-McMoRan, Inc.
4.125%, 3/1/28	350,000	363
4.375%, 8/1/28	1,950,000	2,040
4.625%, 8/1/30	1,475,000	1,595
5.000%, 9/1/27	625,000	652
5.250%, 9/1/29	725,000	788
5.400%, 11/14/34	925,000	1,111
H.B. Fuller Co.
4.250%, 10/15/28	525,000	534
Herens Holdco SARL
4.750%, 5/15/28 144A	2,100,000	2,111
Hexion, Inc.
7.875%, 7/15/27 144A	2,400,000	2,562
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.000%, 7/1/28 144A	725,000	799

Corporate Bonds (98.2%)	Shares/ Par +	Value $ (000’s)

Basic Materials continued
Olympus Water US Holding Corp.
4.250%, 10/1/28 144A	1,250,000	1,232
6.250%, 10/1/29 144A	900,000	892
Polar US Borrower LLC
6.750%, 5/15/26 144A	1,925,000	1,937
SPCM SA
3.125%, 3/15/27 144A	250,000	250
3.375%, 3/15/30 144A	425,000	425
WR Grace Holdings LLC
4.875%, 6/15/27 144A	675,000	694
5.625%, 8/15/29 144A	1,200,000	1,236

Total		35,840

Communications (17.4%)
Altice France SA
7.375%, 5/1/26 144A	1,650,000	1,712
AMC Networks, Inc.
4.250%, 2/15/29	1,625,000	1,617
4.750%, 8/1/25	1,200,000	1,230
5.000%, 4/1/24	910,000	920
Cars.com, Inc.
6.375%, 11/1/28 144A	1,900,000	2,004
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	750,000	763
4.250%, 1/15/34 144A	1,200,000	1,189
4.500%, 8/15/30 144A	2,175,000	2,244
4.500%, 5/1/32	1,050,000	1,081
4.500%, 6/1/33 144A	1,175,000	1,196
4.750%, 3/1/30 144A	3,600,000	3,764
5.000%, 2/1/28 144A	2,000,000	2,088
5.125%, 5/1/27 144A	2,975,000	3,098
5.375%, 6/1/29 144A	1,350,000	1,458
5.500%, 5/1/26 144A	275,000	284
CSC Holdings LLC
3.375%, 2/15/31 144A	825,000	767
4.125%, 12/1/30 144A	950,000	932
4.500%, 11/15/31 144A	2,750,000	2,716
4.625%, 12/1/30 144A	1,650,000	1,564
5.250%, 6/1/24	1,650,000	1,767
5.500%, 4/15/27 144A	2,425,000	2,525
5.750%, 1/15/30 144A	3,750,000	3,813
6.500%, 2/1/29 144A	675,000	731
7.500%, 4/1/28 144A	1,925,000	2,080
Cumulus Media New Holdings, Inc.
6.750%, 7/1/26 144A	1,751,000	1,812
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 8/15/26 144A	1,775,000	1,171
6.625%, 8/15/27 144A	2,150,000	941
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.875%, 8/15/27 144A	1,325,000	1,383
DISH DBS Corp.
5.125%, 6/1/29	2,700,000	2,645
5.875%, 11/15/24	875,000	941

High Yield Bond Portfolio

Corporate Bonds (98.2%)	Shares/ Par +	Value $ (000’s)

Communications continued
7.375%, 7/1/28	750,000	795
7.750%, 7/1/26	1,350,000	1,524
Entercom Media Corp.
6.500%, 5/1/27 144A	2,250,000	2,301
6.750%, 3/31/29 144A	1,650,000	1,663
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/1/27 144A	1,625,000	1,694
Gray Escrow, Inc.
7.000%, 5/15/27 144A	750,000	804
Gray Television, Inc.
4.750%, 10/15/30 144A	525,000	516
5.875%, 7/15/26 144A	2,575,000	2,658
iHeartCommunications, Inc.
4.750%, 1/15/28 144A	425,000	438
5.250%, 8/15/27 144A	1,075,000	1,117
6.375%, 5/1/26	375,901	397
8.375%, 5/1/27	4,928,194	5,267
Intelsat Jackson Holdings SA
5.500%, 8/1/23 *,j	1,525,000	850
8.500%, 10/15/24 144A *,j	800,000	456
9.750%, 7/15/25 144A *,j	475,000	258
Lamar Media Corp.
3.625%, 1/15/31	425,000	425
4.000%, 2/15/30	100,000	103
4.875%, 1/15/29	675,000	716
Match Group, Inc.
4.125%, 8/1/30 144A	2,175,000	2,265
4.625%, 6/1/28 144A	1,450,000	1,516
5.000%, 12/15/27 144A	825,000	864
Midas OpCo Holdings LLC
5.625%, 8/15/29 144A	3,350,000	3,466
Millennium Escrow Corp.
6.625%, 8/1/26 144A	1,125,000	1,159
Nexstar Broadcasting, Inc.
4.750%, 11/1/28 144A	2,275,000	2,360
5.625%, 7/15/27 144A	3,225,000	3,412
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 1/15/29 144A	1,150,000	1,140
4.625%, 3/15/30 144A	1,100,000	1,102
Scripps Escrow II, Inc.
3.875%, 1/15/29 144A	500,000	502
5.375%, 1/15/31 144A	1,175,000	1,155
Scripps Escrow, Inc.
5.875%, 7/15/27 144A	1,925,000	1,976
Sinclair Television Group, Inc.
4.125%, 12/1/30 144A	150,000	147
5.125%, 2/15/27 144A	3,800,000	3,772
5.500%, 3/1/30 144A	600,000	595
5.875%, 3/15/26 144A	825,000	843
Sirius XM Radio, Inc.
3.125%, 9/1/26 144A	1,075,000	1,090
3.875%, 9/1/31 144A	3,025,000	2,955
4.000%, 7/15/28 144A	725,000	737
4.125%, 7/1/30 144A	1,775,000	1,783
5.500%, 7/1/29 144A	925,000	1,000
Sprint Corp.
7.625%, 2/15/25	700,000	818

Corporate Bonds (98.2%)	Shares/ Par +	Value $ (000’s)

Communications continued
TEGNA, Inc.
4.625%, 3/15/28	600,000	613
5.000%, 9/15/29	3,800,000	3,914
5.500%, 9/15/24 144A	208,000	210
Telenet Finance Luxembourg Notes SARL
5.500%, 3/1/28 144A	4,400,000	4,622
Terrier Media Buyer, Inc.
8.875%, 12/15/27 144A	5,025,000	5,313
T-Mobile USA, Inc.
2.250%, 2/15/26	1,950,000	1,972
2.875%, 2/15/31	650,000	656
3.375%, 4/15/29 144A	1,025,000	1,069
Townsquare Media, Inc.
6.875%, 2/1/26 144A	525,000	551
Univision Communications, Inc.
4.500%, 5/1/29 144A	1,400,000	1,423
UPC Broadband Finco BV
4.875%, 7/15/31 144A	3,450,000	3,532
Urban One, Inc.
7.375%, 2/1/28 144A	2,050,000	2,198
Viavi Solutions, Inc.
3.750%, 10/1/29 144A	350,000	351
Virgin Media Finance PLC
5.000%, 7/15/30 144A	2,700,000	2,769
Virgin Media Secured Finance PLC
5.500%, 5/15/29 144A	475,000	501
Virgin Media Vendor Financing Notes IV
5.000%, 7/15/28 144A	1,550,000	1,601
VMED O2 UK Financing I PLC
4.250%, 1/31/31 144A	875,000	873
4.750%, 7/15/31 144A	1,475,000	1,507
Ziggo Bond Co. BV
5.125%, 2/28/30 144A	575,000	590
6.000%, 1/15/27 144A	2,200,000	2,274
Ziggo BV
4.875%, 1/15/30 144A	200,000	206
5.500%, 1/15/27 144A	1,936,000	2,001

Total		145,821

Consumer, Cyclical (15.7%)
1011778 BC ULC / New Red Finance, Inc.
3.500%, 2/15/29 144A	525,000	520
3.875%, 1/15/28 144A	1,125,000	1,136
4.000%, 10/15/30 144A	5,775,000	5,717
4.375%, 1/15/28 144A	1,175,000	1,193
Academy, Ltd.
6.000%, 11/15/27 144A	850,000	918
Adient Global Holdings, Ltd.
4.875%, 8/15/26 144A	3,450,000	3,532
Affinity Gaming
6.875%, 12/15/27 144A	1,975,000	2,077
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.
5.500%, 4/20/26 144A	2,200,000	2,313
5.750%, 4/20/29 144A	1,525,000	1,643
American Axle & Manufacturing, Inc.
6.500%, 4/1/27	625,000	652
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/28 144A	725,000	740

High Yield Bond Portfolio

Corporate Bonds (98.2%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
Aramark Services, Inc.
5.000%, 4/1/25 144A	1,025,000	1,049
5.000%, 2/1/28 144A	225,000	231
6.375%, 5/1/25 144A	2,525,000	2,654
BCPE Empire Holdings, Inc.
7.625%, 5/1/27 144A	3,500,000	3,482
Boyd Gaming Corp.
4.750%, 12/1/27	1,650,000	1,701
4.750%, 6/15/31 144A	575,000	593
8.625%, 6/1/25 144A	200,000	217
Caesars Entertainment, Inc.
4.625%, 10/15/29 144A	625,000	633
5.750%, 7/1/25 144A	275,000	290
6.250%, 7/1/25 144A	1,600,000	1,684
8.125%, 7/1/27 144A	1,975,000	2,220
CCM Merger, Inc.
6.375%, 5/1/26 144A	275,000	289
Clarios Global LP
6.750%, 5/15/25 144A	135,000	142
CRC Escrow Issuer LLC / CRC Finco, Inc.
5.250%, 10/15/25 144A	2,100,000	2,129
Dana Financing Luxembourg SARL
5.750%, 4/15/25 144A	650,000	670
Dana, Inc.
5.625%, 6/15/28	175,000	188
Dornoch Debt Merger Sub, Inc.
6.625%, 10/15/29 144A	2,025,000	2,025
Ford Motor Credit Co. LLC
2.700%, 8/10/26	725,000	726
3.375%, 11/13/25	3,250,000	3,339
3.813%, 10/12/21	1,900,000	1,901
4.000%, 11/13/30	2,225,000	2,314
4.063%, 11/1/24	1,700,000	1,788
4.125%, 8/17/27	1,350,000	1,432
4.140%, 2/15/23	800,000	820
4.271%, 1/9/27	1,675,000	1,783
4.389%, 1/8/26	1,975,000	2,106
5.113%, 5/3/29	2,950,000	3,297
5.125%, 6/16/25	1,600,000	1,738
Foundation Building Materials, Inc.
6.000%, 3/1/29 144A	2,625,000	2,573
The Gap, Inc.
3.625%, 10/1/29 144A	325,000	326
3.875%, 10/1/31 144A	475,000	475
GYP Holdings III Corp.
4.625%, 5/1/29 144A	625,000	632
H&E Equipment Services, Inc.
3.875%, 12/15/28 144A	2,775,000	2,764
Hilton Domestic Operating Co., Inc.
3.625%, 2/15/32 144A	700,000	690
3.750%, 5/1/29 144A	1,150,000	1,162
4.875%, 1/15/30	500,000	536
5.750%, 5/1/28 144A	550,000	592
IHO Verwaltungs GmbH
4.750%, 9/15/26 144A	2,375,000	2,434
6.000%, 5/15/27 144A	800,000	834
6.375%, 5/15/29 144A	900,000	982
Interface, Inc.
5.500%, 12/1/28 144A	625,000	656

Corporate Bonds (98.2%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
JB Poindexter & Co., Inc.
7.125%, 4/15/26 144A	2,600,000	2,737
KAR Auction Services, Inc.
5.125%, 6/1/25 144A	2,650,000	2,680
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.750%, 6/1/27 144A	550,000	574
MGM Resorts International
4.625%, 9/1/26	115,000	121
4.750%, 10/15/28	825,000	869
5.500%, 4/15/27	262,000	284
6.000%, 3/15/23	1,725,000	1,824
6.750%, 5/1/25	675,000	711
Midwest Gaming Borrower LLC
4.875%, 5/1/29 144A	950,000	968
Mohegan Gaming & Entertainment
7.875%, 10/15/24 144A	500,000	525
8.000%, 2/1/26 144A	4,050,000	4,216
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125%, 4/1/26 144A	1,200,000	1,274
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.250%, 5/15/26 144A	270,000	284
8.500%, 5/15/27 144A	6,300,000	6,702
Penn National Gaming, Inc.
4.125%, 7/1/29 144A	575,000	568
5.625%, 1/15/27 144A	250,000	258
Raptor Acquisition Corp / Raptor Co-Issuer LLC
4.875%, 11/1/26 144A	200,000	204
Real Hero Merger Sub 2, Inc.
6.250%, 2/1/29 144A	4,100,000	4,254
Red Rock Resorts, Inc.
5.000%, 10/1/25 144A	2,024,000	2,053
Scientific Games International, Inc.
7.250%, 11/15/29 144A	1,250,000	1,405
8.250%, 3/15/26 144A	875,000	929
8.625%, 7/1/25 144A	1,400,000	1,516
SeaWorld Parks & Entertainment, Inc.
5.250%, 8/15/29 144A	2,500,000	2,558
Six Flags Entertainment Corp.
5.500%, 4/15/27 144A	2,400,000	2,478
7.000%, 7/1/25 144A	275,000	293
SRS Distribution, Inc.
6.125%, 7/1/29 144A	975,000	1,004
Station Casinos LLC
4.500%, 2/15/28 144A	2,000,000	2,032
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000%, 6/1/31 144A	2,525,000	2,620
5.875%, 3/1/27	900,000	938
Twin River Worldwide Holdings, Inc.
6.750%, 6/1/27 144A	495,000	539
White Cap Buyer LLC
6.875%, 10/15/28 144A	1,825,000	1,925
White Cap Parent LLC
8.250%, 3/15/26 144A	1,450,000	1,497
The William Carter Co.
5.500%, 5/15/25 144A	400,000	420

High Yield Bond Portfolio

Corporate Bonds (98.2%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
5.625%, 3/15/27 144A	225,000	233
WMG Acquisition Corp.
3.875%, 7/15/30 144A	325,000	338
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28 144A	550,000	574
Yum! Brands, Inc.
4.625%, 1/31/32	1,625,000	1,735
4.750%, 1/15/30 144A	725,000	786
7.750%, 4/1/25 144A	350,000	374

Total		131,838

Consumer, Non-cyclical (18.5%)
Acadia Healthcare Co., Inc.
5.000%, 4/15/29 144A	225,000	234
5.500%, 7/1/28 144A	225,000	237
AdaptHealth LLC
4.625%, 8/1/29 144A	1,200,000	1,199
5.125%, 3/1/30 144A	1,425,000	1,426
AHP Health Partners, Inc.
5.750%, 7/15/29 144A	875,000	884
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
3.250%, 3/15/26 144A	350,000	355
3.500%, 2/15/23 144A	325,000	332
3.500%, 3/15/29 144A	2,050,000	2,046
4.875%, 2/15/30 144A	450,000	485
5.750%, 3/15/25	732,000	747
5.875%, 2/15/28 144A	700,000	746
7.500%, 3/15/26 144A	625,000	675
Allied Universal Holdco LLC
6.000%, 6/1/29 144A	1,500,000	1,480
6.625%, 7/15/26 144A	1,275,000	1,348
9.750%, 7/15/27 144A	5,425,000	5,902
Avantor, Inc.
4.625%, 7/15/28 144A	2,675,000	2,815
Bausch Health Cos., Inc.
4.875%, 6/1/28 144A	350,000	363
5.000%, 1/30/28 144A	1,300,000	1,233
5.000%, 2/15/29 144A	625,000	582
5.250%, 1/30/30 144A	1,900,000	1,772
5.250%, 2/15/31 144A	625,000	575
5.750%, 8/15/27 144A	775,000	812
6.250%, 2/15/29 144A	1,775,000	1,756
7.250%, 5/30/29 144A	2,200,000	2,255
The Brink’s Co.
5.500%, 7/15/25 144A	400,000	418
Catalent Pharma Solutions, Inc.
3.500%, 4/1/30 144A	700,000	700
Centene Corp.
2.450%, 7/15/28	275,000	276
2.625%, 8/1/31	725,000	720
3.000%, 10/15/30	375,000	384
3.375%, 2/15/30	900,000	932
4.250%, 12/15/27	2,775,000	2,904
4.625%, 12/15/29	2,425,000	2,643
Charles River Laboratories International, Inc.
3.750%, 3/15/29 144A	525,000	536
4.000%, 3/15/31 144A	550,000	576
CHS / Community Health Systems, Inc.
5.625%, 3/15/27 144A	750,000	785

Corporate Bonds (98.2%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
6.000%, 1/15/29 144A	225,000	239
6.125%, 4/1/30 144A	900,000	875
6.625%, 2/15/25 144A	525,000	549
6.875%, 4/15/29 144A	2,700,000	2,706
8.000%, 3/15/26 144A	1,125,000	1,193
DaVita HealthCare Partners, Inc.
4.625%, 6/1/30 144A	1,250,000	1,286
Edgewell Personal Care Co.
4.125%, 4/1/29 144A	1,000,000	998
5.500%, 6/1/28 144A	875,000	924
Endo Finance LLC / Endo Finco, Inc.
6.000%, 6/30/28 144A	2,003,000	1,432
9.500%, 7/31/27 144A	1,225,000	1,228
Endo Luxembourg Finance Co. I SARL / Endo US, Inc.
6.125%, 4/1/29 144A	650,000	650
Garda World Security Corp.
4.625%, 2/15/27 144A	875,000	875
6.000%, 6/1/29 144A	1,875,000	1,837
Gartner, Inc.
3.750%, 10/1/30 144A	550,000	566
4.500%, 7/1/28 144A	250,000	263
Global Medical Response, Inc.
6.500%, 10/1/25 144A	3,925,000	4,057
Grifols Escrow Issuer SA
4.750%, 10/15/28 144A	475,000	485
GW B-CR Security Corp.
9.500%, 11/1/27 144A	4,969,000	5,378
HCA, Inc.
3.500%, 9/1/30	1,400,000	1,483
5.375%, 2/1/25	1,925,000	2,151
5.375%, 9/1/26	1,325,000	1,516
5.875%, 5/1/23	1,120,000	1,204
5.875%, 2/15/26	1,600,000	1,834
5.875%, 2/1/29	275,000	330
HCRX Investments Holdco LP
4.500%, 8/1/29 144A	225,000	226
HealthEquity, Inc.
4.500%, 10/1/29 144A	700,000	711
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
4.625%, 6/15/25 144A	1,250,000	1,298
5.000%, 6/15/28 144A	1,000,000	1,076
Jazz Securities DAC
4.375%, 1/15/29 144A	1,825,000	1,891
Kraft Heinz Foods Co.
4.250%, 3/1/31	250,000	283
4.375%, 6/1/46	3,475,000	3,954
5.200%, 7/15/45	2,175,000	2,724
Lamb Weston Holdings, Inc.
4.875%, 11/1/26 144A	700,000	717
LifePoint Health, Inc.
4.375%, 2/15/27 144A	625,000	623
5.375%, 1/15/29 144A	150,000	146
6.750%, 4/15/25 144A	825,000	867
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.500%, 4/15/25 144A *,j	4,600,000	2,312
5.625%, 10/15/23 144A *,j	2,775,000	1,405

High Yield Bond Portfolio

Corporate Bonds (98.2%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
MEDNAX, Inc.
6.250%, 1/15/27 144A	1,700,000	1,787
Mozart Debt Merger Sub, Inc.
3.875%, 4/1/29 144A	1,625,000	1,625
5.250%, 10/1/29 144A	2,775,000	2,775
MPH Acquisition Holdings LLC
5.500%, 9/1/28 144A	900,000	898
5.750%, 11/1/28 144A	4,500,000	4,239
The Nielsen Co. Luxembourg SARL
5.000%, 2/1/25 144A	1,275,000	1,305
Nielsen Finance LLC / Nielsen Finance Co.
4.500%, 7/15/29 144A	475,000	464
4.750%, 7/15/31 144A	625,000	608
5.625%, 10/1/28 144A	875,000	908
5.875%, 10/1/30 144A	1,050,000	1,106
Organon Finance 1 LLC
4.125%, 4/30/28 144A	425,000	434
5.125%, 4/30/31 144A	1,800,000	1,891
Performance Food Group, Inc.
4.250%, 8/1/29 144A	1,175,000	1,178
Post Holdings, Inc.
4.500%, 9/15/31 144A	850,000	840
4.625%, 4/15/30 144A	1,550,000	1,562
5.500%, 12/15/29 144A	375,000	398
5.625%, 1/15/28 144A	975,000	1,024
5.750%, 3/1/27 144A	3,775,000	3,923
Prestige Brands, Inc.
3.750%, 4/1/31 144A	700,000	676
5.125%, 1/15/28 144A	425,000	443
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.
9.750%, 12/1/26 144A	3,925,000	4,146
Signal Parent, Inc.
6.125%, 4/1/29 144A	1,950,000	1,862
Syneos Health, Inc.
3.625%, 1/15/29 144A	925,000	922
Team Health Holdings, Inc.
6.375%, 2/1/25 144A	2,025,000	1,957
Teleflex, Inc.
4.250%, 6/1/28 144A	250,000	260
4.625%, 11/15/27	450,000	469
Tenet Healthcare Corp.
4.250%, 6/1/29 144A	625,000	634
4.625%, 7/15/24	576,000	585
4.625%, 6/15/28 144A	125,000	130
4.875%, 1/1/26 144A	1,200,000	1,242
5.125%, 11/1/27 144A	1,450,000	1,512
6.125%, 10/1/28 144A	1,525,000	1,602
6.250%, 2/1/27 144A	450,000	467
6.750%, 6/15/23	2,100,000	2,264
United Rentals North America, Inc.
3.750%, 1/15/32	500,000	506
3.875%, 11/15/27	325,000	340
3.875%, 2/15/31	275,000	282
4.875%, 1/15/28	1,225,000	1,295
5.250%, 1/15/30	425,000	465
5.500%, 5/15/27	800,000	840
US Foods, Inc.
4.750%, 2/15/29 144A	1,500,000	1,539
6.250%, 4/15/25 144A	225,000	236

Corporate Bonds (98.2%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
Valeant Pharmaceuticals International, Inc.
5.500%, 11/1/25 144A	725,000	736
6.125%, 4/15/25 144A	4,321,000	4,410
8.500%, 1/31/27 144A	2,175,000	2,317
9.000%, 12/15/25 144A	850,000	897
9.250%, 4/1/26 144A	525,000	561
Vizient, Inc.
6.250%, 5/15/27 144A	675,000	705

Total		154,690

Diversified (0.2%)
Stena International SA
6.125%, 2/1/25 144A	1,375,000	1,423

Total		1,423

Energy (15.3%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 6/15/29 144A	2,200,000	2,266
5.750%, 3/1/27 144A	2,375,000	2,453
5.750%, 1/15/28 144A	2,600,000	2,694
7.875%, 5/15/26 144A	675,000	738
Antero Resources Corp.
5.375%, 3/1/30 144A	925,000	974
7.625%, 2/1/29 144A	500,000	559
8.375%, 7/15/26 144A	211,000	239
Apache Corp.
4.625%, 11/15/25	325,000	349
4.875%, 11/15/27	700,000	763
Archrock Partners LP
6.250%, 4/1/28 144A	1,975,000	2,043
6.875%, 4/1/27 144A	3,100,000	3,255
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, 6/30/29 144A	525,000	536
7.000%, 11/1/26 144A	1,650,000	1,706
8.250%, 12/31/28 144A	425,000	463
9.000%, 11/1/27 144A	414,000	567
Berry Petroleum Co. LLC
7.000%, 2/15/26 144A	875,000	891
Callon Petroleum Co.
6.375%, 7/1/26	1,050,000	1,005
Carrizo Oil & Gas, Inc.
8.250%, 7/15/25	425,000	415
Centennial Resource Production LLC
6.875%, 4/1/27 144A	1,650,000	1,681
Cheniere Energy Partners LP
3.250%, 1/31/32 144A	550,000	552
4.000%, 3/1/31 144A	1,500,000	1,571
4.500%, 10/1/29	1,150,000	1,223
5.625%, 10/1/26	1,200,000	1,233
Cheniere Energy, Inc.
4.625%, 10/15/28	975,000	1,027
Chesapeake Energy Corp.
5.500%, 2/1/26 144A	200,000	209
5.875%, 2/1/29 144A	225,000	240
CNX Midstream Finance Corp.
6.500%, 3/15/26 144A	3,200,000	3,361
CNX Midstream Partners LP
4.750%, 4/15/30 144A	1,125,000	1,142

High Yield Bond Portfolio

Corporate Bonds (98.2%)	Shares/ Par +	Value $ (000’s)

Energy continued
Comstock Resources, Inc.
5.875%, 1/15/30 144A	500,000	520
6.750%, 3/1/29 144A	2,400,000	2,592
Continental Resources, Inc.
4.375%, 1/15/28	1,050,000	1,162
5.750%, 1/15/31 144A	1,450,000	1,753
CrownRock LP / CrownRock Finance, Inc.
5.000%, 5/1/29 144A	325,000	339
5.625%, 10/15/25 144A	3,025,000	3,096
DT Midstream, Inc.
4.375%, 6/15/31 144A	1,150,000	1,184
Endeavor Energy Resources LP / EER Finance, Inc.
5.500%, 1/30/26 144A	200,000	208
5.750%, 1/30/28 144A	850,000	895
6.625%, 7/15/25 144A	775,000	817
Enviva Partners LP / Enviva Partners Finance Corp.
6.500%, 1/15/26 144A	4,150,000	4,293
EQM Midstream Partners LP
4.500%, 1/15/29 144A	1,050,000	1,089
4.750%, 7/15/23	219,000	229
4.750%, 1/15/31 144A	1,325,000	1,378
5.500%, 7/15/28	1,925,000	2,115
6.000%, 7/1/25 144A	900,000	987
6.500%, 7/1/27 144A	1,825,000	2,053
6.500%, 7/15/48	1,025,000	1,166
EQT Corp.
3.125%, 5/15/26 144A	750,000	769
3.625%, 5/15/31 144A	500,000	521
3.900%, 10/1/27	425,000	460
5.000%, 1/15/29	350,000	394
6.625%, 2/1/25	350,000	401
7.500%, 2/1/30	250,000	322
Hess Midstream Operations LP
4.250%, 2/15/30 144A	625,000	632
Hess Midstream Partners LP
5.125%, 6/15/28 144A	1,300,000	1,358
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 2/1/28 144A	1,225,000	1,242
Nabors Industries, Ltd.
7.250%, 1/15/26 144A	1,300,000	1,264
7.500%, 1/15/28 144A	850,000	805
NuStar Logistics LP
5.625%, 4/28/27 ß	2,700,000	2,876
Oasis Midstream Partners LP / OMP Finance Corp.
8.000%, 4/1/29 144A	1,200,000	1,248
Oasis Petroleum, Inc.
6.375%, 6/1/26 144A	300,000	314
Occidental Petroleum Corp.
3.200%, 8/15/26	425,000	434
3.400%, 4/15/26	300,000	308
3.500%, 6/15/25	1,600,000	1,663
4.100%, 2/15/47	675,000	642
4.300%, 8/15/39	1,525,000	1,504
4.400%, 8/15/49	975,000	957
5.875%, 9/1/25	1,225,000	1,373
6.450%, 9/15/36	1,225,000	1,541

Corporate Bonds (98.2%)	Shares/ Par +	Value $ (000’s)

Energy continued
6.625%, 9/1/30	1,400,000	1,726
8.000%, 7/15/25	625,000	746
8.875%, 7/15/30	1,600,000	2,173
PDC Energy, Inc.
5.750%, 5/15/26	1,525,000	1,588
6.125%, 9/15/24	425,000	431
Precision Drilling Corp.
6.875%, 1/15/29 144A	375,000	392
7.125%, 1/15/26 144A	1,025,000	1,053
Range Resources Corp.
4.875%, 5/15/25	350,000	370
5.000%, 3/15/23	113,000	117
8.250%, 1/15/29 144A	875,000	984
9.250%, 2/1/26	825,000	899
Rattler Midstream LP
5.625%, 7/15/25 144A	875,000	911
Rockcliff Energy II LLC
5.500%, 10/15/29 144A	575,000	584
Shelf Drilling Holdings, Ltd.
8.250%, 2/15/25 144A	1,050,000	824
SM Energy Co.
5.625%, 6/1/25	1,000,000	1,006
6.500%, 7/15/28	200,000	207
6.625%, 1/15/27	250,000	256
6.750%, 9/15/26	1,100,000	1,123
Southwestern Energy Co.
5.375%, 3/15/30	300,000	324
8.375%, 9/15/28	1,100,000	1,246
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.500%, 8/15/22	800,000	795
5.750%, 4/15/25	1,850,000	1,684
Sunoco LP / Sunoco Finance Corp.
5.500%, 2/15/26	550,000	561
Tap Rock Resources, LLC
7.000%, 10/1/26 144A	700,000	717
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, 1/15/32 144A	950,000	982
5.000%, 1/15/28	1,675,000	1,759
5.375%, 2/1/27	2,150,000	2,228
5.500%, 3/1/30	2,250,000	2,460
5.875%, 4/15/26	1,600,000	1,671
6.500%, 7/15/27	300,000	323
TerraForm Power Operating LLC
4.250%, 1/31/23 144A	175,000	180
4.750%, 1/15/30 144A	1,725,000	1,805
5.000%, 1/31/28 144A	1,775,000	1,906
TransMontaigne Partners LP / TLP Finance Corp.
6.125%, 2/15/26	1,175,000	1,196
Ultra Resources, Inc. Escrow
0.000%, 4/15/25 *,Æ	1,325,000	–
USA Compression Finance Corp.
6.875%, 4/1/26	3,550,000	3,696
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	1,475,000	1,561
Western Gas Partners LP
4.500%, 3/1/28	1,100,000	1,180

High Yield Bond Portfolio

Corporate Bonds (98.2%)	Shares/ Par +	Value $ (000’s)

Energy continued
5.300%, 3/1/48	2,650,000	3,054
5.450%, 4/1/44	650,000	747
5.500%, 8/15/48	400,000	468
Western Midstream Operating LP
4.000%, 7/1/22	850,000	863
4.650%, 7/1/26	175,000	189
5.300%, 2/1/30	325,000	359

Total		128,403

Financial (7.2%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.750%, 10/15/27 144A	3,500,000	3,622
AmWINS Group, Inc.
4.875%, 6/30/29 144A	2,250,000	2,282
Ardonagh Midco 2 PLC
11.500%, 1/15/27 144A Þ	2,128,857	2,326
AssuredPartners, Inc.
5.625%, 1/15/29 144A	525,000	528
7.000%, 8/15/25 144A	3,250,000	3,302
BroadStreet Partners, Inc.
5.875%, 4/15/29 144A	2,700,000	2,690
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28 144A	400,000	434
GTCR AP Finance, Inc.
8.000%, 5/15/27 144A	1,550,000	1,635
HUB International, Ltd.
7.000%, 5/1/26 144A	9,775,000	10,105
LD Holdings Group LLC
6.125%, 4/1/28 144A	1,575,000	1,484
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
3.875%, 2/15/29 144A	200,000	213
4.500%, 9/1/26	450,000	489
4.625%, 6/15/25 144A	400,000	431
5.625%, 5/1/24	475,000	517
5.750%, 2/1/27	300,000	345
National Financial Partners Corp.
4.875%, 8/15/28 144A	300,000	305
Navient Corp.
5.000%, 3/15/27	450,000	464
5.875%, 10/25/24	1,225,000	1,308
6.750%, 6/25/25	1,475,000	1,611
6.750%, 6/15/26	350,000	386
NFP Corp.
6.875%, 8/15/28 144A	6,000,000	6,126
Quicken Loans LLC
3.625%, 3/1/29 144A	875,000	885
3.875%, 3/1/31 144A	1,525,000	1,538
Quicken Loans, Inc.
5.250%, 1/15/28 144A	2,225,000	2,397
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/26 144A	1,200,000	1,173
4.000%, 10/15/33 144A	950,000	943
United Shore Financial Services LLC
5.500%, 11/15/25 144A	3,475,000	3,501
United Wholesale Mortgage LLC
5.500%, 4/15/29 144A	1,175,000	1,141

Corporate Bonds (98.2%)	Shares/ Par +	Value $ (000’s)

Financial continued
USIS Merger Sub, Inc.
6.875%, 5/1/25 144A	4,625,000	4,707
VICI Properties LP / VICI Note Co., Inc.
3.500%, 2/15/25 144A	125,000	128
4.125%, 8/15/30 144A	400,000	424
4.250%, 12/1/26 144A	1,125,000	1,175
4.625%, 12/1/29 144A	1,350,000	1,451

Total		60,066

Health Care (0.3%)
IQVIA, Inc.
5.000%, 10/15/26 144A	2,250,000	2,306
5.000%, 5/15/27 144A	750,000	779

Total		3,085

Industrial (10.8%)
ARD Finance SA
6.500%, 6/30/27 144A	4,300,000	4,568
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.000%, 9/1/29 144A	1,700,000	1,719
5.250%, 8/15/27 144A	3,600,000	3,665
Ball Corp.
2.875%, 8/15/30	1,575,000	1,529
3.125%, 9/15/31	300,000	296
Berry Global Escrow Corp.
4.875%, 7/15/26 144A	1,125,000	1,181
5.625%, 7/15/27 144A	1,150,000	1,215
BWAY Holding Co.
5.500%, 4/15/24 144A	1,125,000	1,135
7.250%, 4/15/25 144A	2,725,000	2,708
CFX Escrow Corp.
6.375%, 2/15/26 144A	338,000	355
Cornerstone Building Brands, Inc.
6.125%, 1/15/29 144A	900,000	957
CP Atlas Buyer, Inc.
7.000%, 12/1/28 144A	3,200,000	3,208
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 2/1/26	1,175,000	1,211
Energizer Holdings, Inc.
4.375%, 3/31/29 144A	1,725,000	1,712
4.750%, 6/15/28 144A	900,000	916
Flex Acquisition Co., Inc.
6.875%, 1/15/25 144A	4,050,000	4,101
7.875%, 7/15/26 144A	4,175,000	4,363
Gates Global LLC / Gates Global Co.
6.250%, 1/15/26 144A	4,550,000	4,721
Graphic Packaging International LLC
3.500%, 3/15/28 144A	425,000	431
3.500%, 3/1/29 144A	450,000	448
4.750%, 7/15/27 144A	500,000	541
Koppers, Inc.
6.000%, 2/15/25 144A	4,075,000	4,167
Madison IAQ LLC
4.125%, 6/30/28 144A	250,000	250
5.875%, 6/30/29 144A	2,650,000	2,670
Owens-Brockway Glass Container, Inc.
5.375%, 1/15/25 144A	2,075,000	2,215
5.875%, 8/15/23 144A	900,000	952

High Yield Bond Portfolio

Corporate Bonds (98.2%)	Shares/ Par +	Value $ (000’s)

Industrial continued
6.375%, 8/15/25 144A	925,000	1,024
6.625%, 5/13/27 144A	500,000	536
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU
4.000%, 10/15/27 144A	1,025,000	1,015
Roller Bearing Company of America, Inc.
4.375%, 10/15/29 144A	225,000	231
Sealed Air Corp.
5.125%, 12/1/24 144A	1,950,000	2,118
Standard Industries, Inc.
3.375%, 1/15/31 144A	725,000	690
4.375%, 7/15/30 144A	550,000	561
4.750%, 1/15/28 144A	1,325,000	1,375
5.000%, 2/15/27 144A	3,375,000	3,480
Terex Corp.
5.000%, 5/15/29 144A	725,000	751
TransDigm UK Holdings PLC
6.875%, 5/15/26	1,775,000	1,866
TransDigm, Inc.
4.625%, 1/15/29	2,275,000	2,271
4.875%, 5/1/29	775,000	776
5.500%, 11/15/27	1,250,000	1,284
6.250%, 3/15/26 144A	3,000,000	3,127
6.375%, 6/15/26	1,850,000	1,909
7.500%, 3/15/27	675,000	707
Trident TPI Holdings, Inc.
6.625%, 11/1/25 144A	2,225,000	2,261
9.250%, 8/1/24 144A	1,450,000	1,524
Trivium Packaging Finance BV
5.500%, 8/15/26 144A	525,000	550
8.500%, 8/15/27 144A	2,925,000	3,141
TTM Technologies, Inc.
4.000%, 3/1/29 144A	700,000	697
Vertical Holdco GmbH
7.625%, 7/15/28 144A	1,121,000	1,198
Vertical U.S. Newco, Inc.
5.250%, 7/15/27 144A	1,750,000	1,834
Watco Cos. LLC / Watco Finance Corp.
6.500%, 6/15/27 144A	2,150,000	2,300
WESCO Distribution, Inc.
7.125%, 6/15/25 144A	525,000	560
7.250%, 6/15/28 144A	1,075,000	1,191

Total		90,211

Other Holdings (0.0%)
Chesapeake Energy Corp. Escrow
7.000%, 10/1/24 *	1,000,000	28

Total		28

Technology (6.2%)
AMG AG
7.000%, 7/31/25 144A	1,050,000	1,126
Black Knight InfoServ LLC
3.625%, 9/1/28 144A	1,225,000	1,231
Booz Allen Hamilton, Inc.
3.875%, 9/1/28 144A	400,000	410
4.000%, 7/1/29 144A	250,000	256
Boxer Parent Co., Inc.
9.125%, 3/1/26 144A	375,000	393

Corporate Bonds (98.2%)	Shares/ Par +	Value $ (000’s)

Technology continued
CDW LLC / CDW Finance Corp.
3.250%, 2/15/29	650,000	666
4.250%, 4/1/28	300,000	313
5.500%, 12/1/24	275,000	303
Clarivate Science Holdings Corp.
3.875%, 7/1/28 144A	350,000	350
4.875%, 7/1/29 144A	1,350,000	1,353
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 144A	550,000	565
6.500%, 10/15/28 144A	1,250,000	1,297
Dell International LLC / EMC Corp.
7.125%, 6/15/24 144A	4,625,000	4,729
Diebold Nixdorf, Inc.
9.375%, 7/15/25 144A	325,000	356
Elastic NV
4.125%, 7/15/29 144A	975,000	980
Entegris, Inc.
3.625%, 5/1/29 144A	725,000	740
Helios Software Holdings, Inc.
4.625%, 5/1/28 144A	1,800,000	1,773
Logan Merger Sub, Inc.
5.500%, 9/1/27 144A	2,300,000	2,340
NCR Corp.
5.000%, 10/1/28 144A	875,000	894
5.125%, 4/15/29 144A	1,475,000	1,521
5.250%, 10/1/30 144A	1,425,000	1,494
5.750%, 9/1/27 144A	1,025,000	1,081
6.125%, 9/1/29 144A	650,000	705
Nuance Communications, Inc.
5.625%, 12/15/26	1,050,000	1,087
ON Semiconductor Corp.
3.875%, 9/1/28 144A	675,000	697
Open Text Corp.
3.875%, 2/15/28 144A	800,000	816
4.125%, 2/15/30 144A	800,000	822
PTC, Inc.
3.625%, 2/15/25 144A	125,000	127
4.000%, 2/15/28 144A	500,000	513
Qorvo, Inc.
3.375%, 4/1/31 144A	700,000	738
4.375%, 10/15/29	1,350,000	1,472
Rackspace Technology Global, Inc.
3.500%, 2/15/28 144A	1,825,000	1,762
5.375%, 12/1/28 144A	1,800,000	1,769
Rocket Software, Inc.
6.500%, 2/15/29 144A	2,700,000	2,673
Science Applications International Corp.
4.875%, 4/1/28 144A	325,000	336
Seagate HDD Cayman
3.125%, 7/15/29 144A	1,475,000	1,427
3.375%, 7/15/31 144A	1,225,000	1,194
Sensata Technologies, Inc.
3.750%, 2/15/31 144A	225,000	227
4.375%, 2/15/30 144A	325,000	350
SS&C Technologies, Inc.
5.500%, 9/30/27 144A	3,600,000	3,801
Star Merger Sub, Inc.
6.875%, 8/15/26 144A	584,000	612
10.250%, 2/15/27 144A	2,655,000	2,854

High Yield Bond Portfolio

Corporate Bonds (98.2%)	Shares/ Par +	Value $ (000’s)

Technology continued
Synaptics, Inc.
4.000%, 6/15/29 144A	575,000	588
Veritas US, Inc. / Veritas Bermuda, Ltd.
7.500%, 9/1/25 144A	2,950,000	3,068

Total		51,809

Utilities (2.3%)
Allied Universal Holdco LLC
4.375%, 5/1/29 144A	375,000	377
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	425,000	460
5.750%, 5/20/27	550,000	622
5.875%, 8/20/26	2,350,000	2,656
Calpine Corp.
3.750%, 3/1/31 144A	1,250,000	1,203
4.500%, 2/15/28 144A	1,575,000	1,607
4.625%, 2/1/29 144A	350,000	345
5.000%, 2/1/31 144A	200,000	200
5.125%, 3/15/28 144A	1,075,000	1,089
5.250%, 6/1/26 144A	604,000	621
NRG Energy, Inc.
3.875%, 2/15/32 144A	2,300,000	2,274
5.250%, 6/15/29 144A	775,000	824
5.750%, 1/15/28	225,000	239
6.625%, 1/15/27	1,458,000	1,510
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, 8/15/28 144A	600,000	626
Solaris Midstream Holdings LLC
7.625%, 4/1/26 144A	425,000	455
Vistra Operations Co. LLC
5.000%, 7/31/27 144A	1,100,000	1,136
5.500%, 9/1/26 144A	900,000	925

Corporate Bonds (98.2%)	Shares/ Par +	Value $ (000’s)

Utilities continued
5.625%, 2/15/27 144A	1,925,000	1,992

Total		19,161

Total Corporate Bonds (Cost: $797,590)		822,375

Warrants (0.1%)

Energy (0.1%)
Chesapeake Energy Corp. *	10,342	375

Total		375

Total Warrants (Cost: $259)		375

Bank Loan Obligations (0.1%)

Consumer, Non-cyclical (0.1%)
Envision Healthcare Corp., 7.000%, (ICE LIBOR USD 3 Month plus 4.500%), 10/10/25Þ	796,332	668

Total Bank Loan Obligations (Cost: $1,154)		668

Short-Term Investments (2.7%)

Money Market Funds (2.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	22,577,303	22,577

Total		22,577

Total Short-Term Investments (Cost: $22,577)		22,577

Total Investments (101.5%) (Cost: $824,196)@		849,673

Other Assets, Less Liabilities (-1.5%)		(12,199)

Net Assets (100.0%)		837,474

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the value of these securities (in thousands) was $638,214 representing 76.2% of the net assets.

f	Defaulted Security
ß

Cash or securities with an aggregate value of $2,876 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2021.

Þ	PIK - Payment In Kind. PIK rate of Ardonagh Midco 2 PLC 12.75%. PIK rate of Envision Healthcare Corp. 6.0%.
#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $824,196 and the net unrealized appreciation of investments based on that cost was $25,477 which is comprised of $35,081 aggregate gross unrealized appreciation and $9,604 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

High Yield Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Bank Loan Obligations	$—	$668	$—
Common Stocks
Energy	—	—	2,666
All Others	1,012	—	—
Corporate Bonds	—	822,375	—
Short-Term Investments	22,577	—	—
Warrants	375	—	—

Total Assets:	$23,964	$823,043	$2,666

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2021.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand